28. Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
28. Earnings per share
28.	Earnings per share

a) Basic earnings per share

Basic earnings per share is calculated by dividing the net profit attributable to the Parent by the weighted average outstanding shares during the year average number, excluding the average number of own shares held during the year and held in treasury.

	2020	2019	2018

Profit attributable to the Parent	13,418,529	16,406,932	12,582,477

Earnings per share (Brazilian Reais)
Basic earnings per 1,000 shares (Brazilian Reais)
Common shares	1,713.45	2,094,83	1,604,34
Preferred shares	1,884.80	2,304,32	1,764,78
Net Profit attributable - Basic (Brazilian Reais)
Common shares	6,511,367	7,965,194	6,108,349
Preferred shares	6,907,162	8,441,738	6,474,128

Weighted average shares outstanding - Basic
Common shares	3,800,140	3,802,303	3,807,386
Preferred shares	3,664,666	3,663,444	3,668,527

b) Diluted earning per share

The diluted earnings per share is calculated by dividing the net profit attributable to the Parent by the weighted average outstanding shares during the year average number, excluding the average number of own shares held during the year and held in treasury, including the effect of dilutive potential programs long-term compensation.

	2020	2019	2018

Profit attributable to the Parent	13,418,529	16,406,932	12,582,477

Earnings per share (Brazilian Reais)
Diluted earnings per 1,000 shares (Brazilian Reais)
Common shares	1,713.45	2,094.83	1,604.34
Preferred shares	1,884.80	2,304.32	1,764.78
Net Profit attributable - Diluted (Brazilian Reais)
Common shares	6,511,367	7,965,194	6,108,349
Preferred shares	6,907,162	8,441,738	6,474,128

Weighted average shares outstanding - Diluted
Common shares	3,800,140	3,802,303	3,807,386
Preferred shares	3,664,666	3,663,444	3,668,527

(1) The exercise period of the SOP 2013 Long Term Incentive Plan purchase option ended in June 2018. The Bank does not have stock-based compensation plans in force (Note 39) and consequently has no anti-dilution items.